Related party transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Penn Agreement
Related Party Transaction [Line Items]
Research and development expenses	$ 5,400,000	$ 9,200,000	$ 23,300,000	$ 18,800,000	$ 12,500,000	$ 3,400,000
Acquired inprocess research and development					26,300,000	500,000
Payments made to related party			19,300,000		23,600,000	20,400,000
Prepaid research and development asset	9,900,000		9,900,000		5,700,000	$ 8,400,000
Consulting Agreement
Related Party Transaction [Line Items]
Related party transaction expenses	31,000		93,000		100,000
Share-based compensation expense	$ 6,000		$ 18,000		$ 25,000